Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income for the year	$ 4,869,133	$ 5,668,502	$ 4,631,616
Items that will be reclassified to profit or loss
Net (losses) gain on hedges of net investments in foreign operations - Hedged items	(6,675,329)	2,565,637	883,022
Net (losses) gain on hedges of net investments in foreign operations - Hedging derivative instrument	4,051,499	(403,983)	(1,034,816)
Net (losses) gain on hedges of net investments in foreign operations - Hedging non-derivative instrument	2,549,821	(1,198,919)	(366,195)
Cash flow hedges	(2,396)	7,980	832
Foreign currency translation differences from unhedged foreign operations	1,356,213	(180,798)	(548,706)
Unrealized (losses) gains on securities at FVOCI - Debt financial instruments	(2,187,495)	(1,346,315)	172,906
Investments in associates and joint ventures	81,730	(846)	13,059
Income tax expense	(1,926,071)	1,089,263	452,005
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(2,752,028)	532,019	(427,893)
Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	461	4,718	9,014
Unrealized (losses) gains on equity securities at FVOCI	(439,150)	(110,397)	193,880
Actuarial gains (losses) from defined benefit pension plans	95,819	61,665	(9,488)
Income tax expense	(67,977)	(35,246)	5,176
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(410,847)	(79,260)	198,582
Other comprehensive income, net of taxes	(3,162,875)	452,759	(229,311)
Total comprehensive income, net of taxes	1,706,258	6,121,261	4,402,305
Total comprehensive income for the year attributable to:
Owners of the parent	219,138	3,552,905	2,118,087
Non-controlling interests	1,487,120	2,568,356	2,284,218
Total comprehensive income, net of taxes	$ 1,706,258	$ 6,121,261	$ 4,402,305